Supplemental Information - Supplemental Information of Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 4,615	$ 5,567	$ 3,716	$ 5,199
Restricted cash	802	922
Trade receivables, net	1,187	1,362
Financing receivables, net	22,294	21,976	21,652
Inventories, net	8,479	7,410
Property, plant and equipment, net	6,905	7,090
Investments in unconsolidated subsidiaries and affiliates	626	645
Equipment under operating leases	1,350	1,059
Goodwill	2,487	2,504
Other intangible assets, net	746	810
Deferred tax assets	1,872	1,679
Derivative assets	165	261
Other assets	2,345	2,558
Total Assets	53,873	53,843
LIABILITIES AND EQUITY
Debt	30,833	29,866
Deferred tax liabilities	453	385
Pension, postretirement and other post-employment benefits	2,298	2,427
Derivative liabilities	240	94
Other liabilities	8,639	8,735
Total liabilities	48,593	48,876
Redeemable Noncontrolling interest	14	12
Equity	5,266	4,955	5,032	4,825
TOTAL EQUITY AND LIABILITIES	53,873	53,843
Industrial Activities [Member]
ASSETS
Cash and cash equivalents	3,750	4,010	2,868	3,890
Restricted cash	2
Trade receivables, net	1,151	1,338
Financing receivables, net	5,161	5,826
Inventories, net	8,384	7,314
Property, plant and equipment, net	6,902	7,085
Investments in unconsolidated subsidiaries and affiliates	3,114	3,049
Equipment under operating leases	23	34
Goodwill	2,325	2,340
Other intangible assets, net	725	796
Deferred tax assets	1,641	1,437
Derivative assets	157	254
Other assets	1,794	1,884
Total Assets	35,129	35,367
LIABILITIES AND EQUITY
Debt	12,768	11,948
Trade payables	6,037	7,162
Deferred tax liabilities	285	225
Pension, postretirement and other post-employment benefits	2,278	2,419
Derivative liabilities	226	78
Other liabilities	8,255	8,568
Total liabilities	29,849	30,400
Redeemable Noncontrolling interest	14	12
Equity	5,266	4,955
TOTAL EQUITY AND LIABILITIES	35,129	35,367
Financial Services [Member]
ASSETS
Cash and cash equivalents	865	1,557	848	1,309
Restricted cash	800	922
Trade receivables, net	84	88
Financing receivables, net	23,592	23,640
Inventories, net	95	96
Property, plant and equipment, net	3	5
Investments in unconsolidated subsidiaries and affiliates	137	129
Equipment under operating leases	1,327	1,025
Goodwill	162	164
Other intangible assets, net	21	14
Deferred tax assets	231	242
Derivative assets	11	10
Other assets	844	1,040
Total Assets	28,172	28,932
LIABILITIES AND EQUITY
Debt	24,524	25,408
Trade payables	144	273
Deferred tax liabilities	168	160
Pension, postretirement and other post-employment benefits	20	8
Derivative liabilities	17	19
Other liabilities	674	531
Total liabilities	25,547	26,399
Equity	2,625	2,533
TOTAL EQUITY AND LIABILITIES	$ 28,172	$ 28,932